Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of non-controlling interests [text block] [Abstract]
Schedule of controlling and non-controlling interest
	2021	2020
Balance at beginning of year	$36,010	$24,800
Share of profits and losses for the year	1,659	(105)
Share of translation effects of foreign subsidiaries	3,492	11,315
Balance at the end of the year	$41,161	$36,010